Stock Options and Warrants - Fair Value of Stock Option Award, Weighted Average Assumptions (Detail) - Options Available for Future Grant [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.53%	2.00%	1.56%	1.91%	1.90%	1.02%
Expected stock price volatility	93.85%	98.23%	93.81%	99.65%	100.75%	116.53%
Expected dividend payout	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option life based on management's estimate	5 years 1 month 21 days	6 years 1 month 6 days	5 years 3 months 4 days	6 years 1 month 6 days	6 years 29 days	6 years 29 days